Long-term Incentive Plans (Details 2) - $ / shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Dates of grant	April 8, 2025 to January 31, 2026	October 8, 2024	May 2, 2023 to January 31, 2024
Risk free interest rates		3.03%
Volatilities		112.00%
Market prices of common shares on grant date		$ 0.145
Expected dividends	0.00%	0.00%	0.00%
Expected lives		3 years
Performance Stock Units [Member]
Statement [Line Items]
Dates of grant	January 31, 2026	December 16, 2024
Risk free interest rates	2.56%	2.96%
Volatilities	119.00%	114.00%
Market prices of common shares on grant date	$ 0.05	$ 0.11
Expected dividends	0.00%	0.00%
Expected lives	1 year 10 months 13 days	3 years
Fair value of PSUs on grant date	$ 0.05	$ 0.08